LEASE OBLIGATIONS - Additional information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 CAD ($) property	Dec. 31, 2022 CAD ($)
Presentation of leases for lessee [abstract]
Number of income producing properties | property	4
Interest expense related to lease obligations | $	$ 1,593	$ 1,549